Events After the Reporting Period (Details) - USD ($)		12 Months Ended
	Mar. 18, 2025	Dec. 31, 2024	Mar. 20, 2025	Dec. 31, 2023	Mar. 31, 2023
Events After the Reporting Period [Line Items]
Issuance shares					3,185,000
Purchase price per share (in Dollars per share)		$ 0.6
Equity interest percentage				51.00%
Class A Ordinary Shares [Member]
Events After the Reporting Period [Line Items]
Issuance shares			131,653,430
Subsequent [Member]
Events After the Reporting Period [Line Items]
Issuance shares	11,930,000
Subsequent [Member] | Class A Ordinary Shares [Member]
Events After the Reporting Period [Line Items]
Issuance shares			131,653,430
Equity interest percentage			100.00%
Total consideration (in Dollars)			$ 27,647,220
Subsequent [Member] | American depositary shares [Member]
Events After the Reporting Period [Line Items]
Issuance shares	1,193,000
Purchase price per share (in Dollars per share)	$ 1.68